JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.0%
Aerospace & Defense — 0.6%
Boeing Co. (The)
1.43%, 2/4/2024	20,280	19,359
4.88%, 5/1/2025	21,754	21,552
Leidos, Inc. 2.95%, 5/15/2023	4,150	4,107
		45,018
Automobiles — 0.9%
General Motors Co. 6.13%, 10/1/2025	18,140	18,377
Hyundai Capital America
2.38%, 2/10/2023 (a)	7,302	7,258
5.75%, 4/6/2023 (a)	7,500	7,509
1.80%, 10/15/2025 (a)	8,440	7,538
1.30%, 1/8/2026 (a)	5,075	4,413
3.00%, 2/10/2027 (a)	5,806	5,156
Mercedes-Benz Finance North America LLC (Germany) 2.70%, 6/14/2024 (a)	6,150	5,927
Volkswagen Group of America Finance LLC (Germany)
3.13%, 5/12/2023 (a)	2,359	2,337
4.25%, 11/13/2023 (a)	7,520	7,436
		65,951
Banks — 15.8%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	8,821
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	14,465	13,926
Australia & New Zealand Banking Group Ltd. (Australia) 4.50%, 3/19/2024 (a)	1,000	986
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	21,200	20,466
Banco Santander SA (Spain)
2.71%, 6/27/2024	15,000	14,409
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	21,200	20,513
2.75%, 5/28/2025	4,400	4,135
5.15%, 8/18/2025	8,400	8,347
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	5,000	4,284
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	25,285	25,255
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	16,264	15,784
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	13,480	13,341
(SOFR + 0.69%), 4.52%, 4/22/2025 (b)	23,670	23,272
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	13,841
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	12,727
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	11,690	11,454
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	14,600	13,806
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	12,500	12,057
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	22,689	21,805
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	17,100	15,704
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	9,670	8,399

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
(SOFR + 0.69%), 0.78%, 10/30/2024 (b)	12,175	11,597
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	45,000	43,516
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,086
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	23,415	23,497
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	11,972
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	9,294
Credit Agricole SA (France)
3.75%, 4/24/2023 (a)	8,885	8,828
4.38%, 3/17/2025 (a)	29,887	28,666
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	10,956
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	18,115	18,103
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	18,460	16,726
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	13,144
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	4,430	4,126
HSBC Holdings plc (United Kingdom)
(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	25,530	24,440
(SOFR + 0.58%), 1.16%, 11/22/2024 (b)	14,555	13,781
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	7,325	6,738
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	10,650	9,939
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	15,272	13,723
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	10,833
(SOFR + 3.03%), 7.34%, 11/3/2026 (b)	11,045	11,535
Lloyds Banking Group plc (United Kingdom)
4.05%, 8/16/2023	15,000	14,863
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (b)	14,735	14,380
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	5,850	5,632
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	21,380	20,743
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	8,340	8,018
2.19%, 2/25/2025	13,695	12,862
1.41%, 7/17/2025	5,310	4,811
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	27,160	25,189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	8,005	7,957
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	41,100	40,382
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.25%), 1.24%, 7/10/2024 (b)	21,195	20,593
(SOFR + 0.87%), 0.85%, 9/8/2024 (b)	6,315	6,067
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	15,631
National Bank of Canada (Canada) 2.10%, 2/1/2023	2,560	2,550
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	7,780	7,686
4.80%, 4/5/2026	13,000	12,670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	8,600	8,961

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
NatWest Markets plc (United Kingdom)
2.38%, 5/21/2023 (a)	6,015	5,914
0.80%, 8/12/2024 (a)	12,455	11,493
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	19,074
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	15,360	14,252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	4,971
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	10,560	10,668
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	2,850	2,819
5.00%, 1/17/2024 (a)	14,000	13,802
3.88%, 3/28/2024 (a)	9,650	9,425
2.63%, 10/16/2024 (a)	17,970	16,927
2.63%, 1/22/2025 (a)	3,500	3,269
4.25%, 4/14/2025 (a)	13,088	12,504
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	13,440	12,307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	2,059	1,752
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	12,805	12,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	24,444	22,836
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025 (a) (b)	8,000	7,665
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a)	30,250	29,703
1.47%, 7/8/2025	20,905	19,058
UniCredit SpA (Italy)
7.83%, 12/4/2023 (a)	10,000	9,997
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	2,120	1,865
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	51,246	50,319
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	600	565
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	4,065	3,786
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	19,975	19,570
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	14,025	13,698
		1,142,778
Biotechnology — 0.1%
AbbVie, Inc. 2.60%, 11/21/2024	5,500	5,268
Capital Markets — 5.0%
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	5,550	5,314
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	10,585	10,271
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	30,000	26,577
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	18,255	17,514
(SOFR + 1.13%), 1.45%, 4/1/2025 (b)	5,000	4,613
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	13,700	11,991
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	11,165	9,326

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	51,280	50,521
(SOFR + 0.49%), 0.92%, 10/21/2024 (b)	31,140	29,700
(SOFR + 0.73%), 1.76%, 1/24/2025 (b)	39,500	37,652
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	12,201
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	8,685	8,381
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	17,590	17,692
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	13,622
Morgan Stanley
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	46,955	44,162
(SOFR + 1.67%), 4.68%, 7/17/2026 (b)	3,205	3,168
(SOFR + 0.72%), 0.98%, 12/10/2026 (b)	18,126	15,897
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	7,877
1.65%, 7/14/2026	20,765	18,111
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (b)	8,160	7,909
4.13%, 9/24/2025 (a)	10,350	10,040
		362,539
Chemicals — 0.1%
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025 (a)	6,020	5,321
Construction & Engineering — 0.2%
Quanta Services, Inc. 0.95%, 10/1/2024	16,200	14,836
Consumer Finance — 1.6%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	3,500	3,489
1.65%, 10/29/2024	22,295	20,515
6.50%, 7/15/2025	12,660	12,790
4.45%, 10/1/2025	4,295	4,121
1.75%, 1/30/2026	8,260	7,288
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	7,100	6,926
3.95%, 7/1/2024 (a)	8,000	7,619
5.50%, 1/15/2026 (a)	16,775	15,889
Capital One Financial Corp. (SOFR + 0.69%), 1.34%, 12/6/2024 (b)	35,640	34,005
		112,642
Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	21,754	20,565
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (a)	1,000	986
		21,551
Electric Utilities — 0.5%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	3,991
American Electric Power Co., Inc. 2.03%, 3/15/2024	9,670	9,292
Edison International 2.95%, 3/15/2023	7,680	7,637

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Corp. 0.90%, 9/15/2025	2,915	2,598
Vistra Operations Co. LLC 3.55%, 7/15/2024 (a)	12,000	11,505
		35,023
Entertainment — 0.2%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027 (a)	15,000	13,669
Equity Real Estate Investment Trusts (REITs) — 0.0% ^
American Tower Corp. 3.00%, 6/15/2023	3,140	3,101
Food & Staples Retailing — 0.1%
7-Eleven, Inc. 0.63%, 2/10/2023 (a)	6,640	6,581
Food Products — 0.0% ^
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	988
Gas Utilities — 0.7%
Atmos Energy Corp. 0.63%, 3/9/2023	6,975	6,900
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	22,550	22,293
Southern California Gas Co. (ICE LIBOR USD 3 Month + 0.35%), 3.62%, 9/14/2023 (b)	12,565	12,534
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	6,210	6,071
		47,798
Health Care Providers & Services — 0.6%
AmerisourceBergen Corp. 0.74%, 3/15/2023	4,182	4,131
Cigna Corp. 3.75%, 7/15/2023	720	715
Humana, Inc. 0.65%, 8/3/2023	36,025	34,959
		39,805
Independent Power and Renewable Electricity Producers — 0.5%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	32,710	30,842
Constellation Energy Generation LLC 3.25%, 6/1/2025	4,675	4,488
		35,330
Insurance — 1.4%
Athene Global Funding
1.20%, 10/13/2023 (a)	14,000	13,446
0.95%, 1/8/2024 (a)	7,650	7,253
2.75%, 6/25/2024 (a)	2,970	2,825
0.91%, 8/19/2024 (a)	29,420	26,955
2.50%, 1/14/2025 (a)	3,165	2,969
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	11,802
F&G Global Funding 1.75%, 6/30/2026 (a)	11,240	9,999
Jackson National Life Global Funding 3.25%, 1/30/2024 (a)	14,750	14,353
Metropolitan Life Global Funding I 3.00%, 1/10/2023 (a)	5,600	5,589
Pricoa Global Funding I 3.45%, 9/1/2023 (a)	466	461
Protective Life Global Funding 1.08%, 6/9/2023 (a)	2,735	2,679
Reliance Standard Life Global Funding II
2.15%, 1/21/2023 (a)	3,770	3,754
3.85%, 9/19/2023 (a)	1,388	1,368
		103,453

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.2%
Global Payments, Inc. 4.95%, 8/15/2027	12,305	11,965
Multiline Retail — 0.0% ^
Nordstrom, Inc. 2.30%, 4/8/2024	2,350	2,210
Multi-Utilities — 0.5%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 3.82%, 9/15/2023 (b)	21,235	21,192
NiSource, Inc. 0.95%, 8/15/2025	7,710	6,952
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,649
		33,793
Oil, Gas & Consumable Fuels — 0.3%
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	9,850	9,573
2.60%, 10/15/2025 (a)	12,825	11,635
		21,208
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. 2.75%, 2/15/2023	1,500	1,495
Royalty Pharma plc 0.75%, 9/2/2023	7,384	7,127
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	3,437	3,372
		11,994
Road & Rail — 0.6%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	8,443
Triton Container International Ltd. (Bermuda)
0.80%, 8/1/2023 (a)	25,515	24,590
1.15%, 6/7/2024 (a)	3,135	2,889
2.05%, 4/15/2026 (a)	6,560	5,661
		41,583
Semiconductors & Semiconductor Equipment — 0.4%
Microchip Technology, Inc.
0.97%, 2/15/2024	21,060	19,927
4.25%, 9/1/2025	7,850	7,636
		27,563
Software — 0.1%
VMware, Inc. 1.00%, 8/15/2024	11,550	10,755
Thrifts & Mortgage Finance — 1.2%
BPCE SA (France)
4.00%, 9/12/2023 (a)	18,985	18,655
5.70%, 10/22/2023 (a)	13,600	13,459
4.63%, 7/11/2024 (a)	10,774	10,464
5.15%, 7/21/2024 (a)	15,685	15,380
2.38%, 1/14/2025 (a)	4,552	4,222
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	12,178	10,720
Nationwide Building Society (United Kingdom)
0.55%, 1/22/2024 (a)	5,085	4,818

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Thrifts & Mortgage Finance — continued
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (b)	6,285	6,235
4.00%, 9/14/2026 (a)	5,000	4,567
		88,520
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	11,060	10,266
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.25%, 1/15/2023	3,095	3,081
2.75%, 1/15/2023	6,305	6,281
4.25%, 9/15/2024	2,500	2,456
2.88%, 1/15/2026	14,240	13,117
1.88%, 8/15/2026	19,605	17,142
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	4,330	4,239
4.88%, 10/1/2025 (a)	2,619	2,475
1.95%, 1/30/2026 (a)	13,100	11,427
		60,218
Total Corporate Bonds (Cost $2,527,572)		2,381,727
Asset-Backed Securities — 26.8%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	4,864	4,787
ACC Trust
Series 2022-1, Class A, 1.19%, 9/20/2024 (a)	683	677
Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	5,503	5,335
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,574	1,423
ACM Auto Trust Series 2022-1A, Class B, 4.47%, 4/20/2029 (a)	15,312	15,179
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 4.77%, 12/18/2037 (a) (c)	2,888	2,802
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	3,123	2,642
American Credit Acceptance Receivables Trust
Series 2019-2, Class D, 3.41%, 6/12/2025 (a)	5,878	5,859
Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	2,642	2,623
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	9,150	9,023
Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	4,000	3,982
Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	6,451	6,391
Series 2020-4, Class C, 1.31%, 12/14/2026 (a)	4,927	4,813
Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	4,790	4,574
Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	2,632	2,590
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	8,750	8,256
Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	10,749	10,505
Series 2021-4, Class C, 1.32%, 2/14/2028 (a)	29,750	28,093
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	3,599	3,456
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	9,750	9,862
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,086
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 ‡ (a)	9,780	8,761
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	4,130	3,648

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	12,400	11,000
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	8,000	7,096
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	3,867	3,320
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 ‡ (a)	19,289	16,391
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,422	1,220
Amur Equipment Finance Receivables IX LLC Series 2021-1A, Class A2, 0.75%, 11/20/2026 (a)	7,952	7,631
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	157	157
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	2,093	1,969
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	2,458	2,245
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	1,524	1,436
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 5.23%, 11/15/2036 (a) (c)	3,425	3,311
AREIT Trust Series 2021-CRE5, Class C, 6.16%, 11/17/2038 ‡ (a) (c)	8,292	7,834
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	4,500	3,864
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.60%, 6/25/2043 ‡ (c)	123	108
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	8,019	7,529
Bridge Trust Series 2022-SFR1, 4.15%, 11/17/2037 (a)	10,575	9,669
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,019	989
BRSP Ltd. Series 2021-FL1, Class A, 5.09%, 8/19/2038 (a) (c)	6,000	5,789
BSPRT Issuer Ltd. (Cayman Islands)
Series 2022-FL8, Class A, 4.72%, 2/15/2037 (a) (c)	16,150	15,366
Series 2021-FL7, Class B, 5.93%, 12/15/2038 ‡ (a) (c)	7,025	6,511
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	3,567	3,233
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	19,424	16,907
BXMT Ltd. Series 2021-FL4, Class A, 4.93%, 5/15/2038 (a) (c)	6,000	5,885
Canadian Pacer Auto Receivables Trust (Canada) Series 2020-1A, Class A4, 1.89%, 3/19/2025 (a)	6,067	5,880
CarNow Auto Receivables Trust
Series 2020-1A, Class C, 3.84%, 9/16/2024 (a)	844	840
Series 2021-2A, Class B, 1.30%, 1/15/2026 (a)	12,015	11,767
Carvana Auto Receivables Trust
Series 2020-N1A, Class C, 2.45%, 6/16/2025 (a)	5,833	5,802
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	10,600	10,308
Series 2021-N4, Class B, 1.24%, 9/11/2028	4,848	4,662
Series 2021-N4, Class C, 1.72%, 9/11/2028	6,494	6,200
CIFC Funding Ltd. (Cayman Islands) Series 2017-1A, Class AR, 5.29%, 4/23/2029 (a) (c)	3,468	3,426
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	4,480	4,189
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	3,459	3,029
Series 2021-1, Class A, 1.57%, 4/15/2053 (a)	8,643	7,470
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	2,812	2,482
CPS Auto Receivables Trust
Series 2019-A, Class D, 4.35%, 12/16/2024 (a)	2,043	2,040
Series 2019-B, Class D, 3.69%, 3/17/2025 (a)	294	294
Series 2021-C, Class B, 0.84%, 7/15/2025 (a)	13,001	12,825
Series 2019-D, Class D, 2.72%, 9/15/2025 (a)	9,659	9,563
Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	858	849
Series 2020-B, Class D, 4.75%, 4/15/2026 (a)	6,359	6,331

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-C, Class C, 1.71%, 8/17/2026 (a)	1,577	1,564
Series 2021-A, Class C, 0.83%, 9/15/2026 (a)	6,862	6,760
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	17,250	16,683
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	7,138	6,837
Series 2021-D, Class C, 1.59%, 12/15/2027 (a)	13,514	12,675
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	9,722	9,034
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	8,120	7,871
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	4,839
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class B, 2.86%, 1/16/2029 (a)	2,086	2,079
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	8,547	8,447
Series 2020-2A, Class B, 1.93%, 9/17/2029 (a)	9,300	9,009
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	2,708	2,636
Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	7,371	6,938
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	24,545	23,452
Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	2,330	2,175
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,243
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	11,538	10,748
Series 2021-4, Class B, 1.74%, 12/16/2030 (a)	2,596	2,369
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (a)	2,462	2,399
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	1,647	1,632
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.94%, 10/25/2034 (c)	113	109
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	11,667	10,062
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	6,922	6,599
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	2,661	2,592
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	2,366	2,179
Series 2021-1A, Class B, 2.05%, 11/21/2033 ‡ (a)	544	493
Drive Auto Receivables Trust
Series 2020-1, Class C, 2.36%, 3/16/2026	484	483
Series 2019-4, Class D, 2.70%, 2/16/2027	6,578	6,459
Series 2020-1, Class D, 2.70%, 5/17/2027	13,200	12,864
Series 2021-2, Class C, 0.87%, 10/15/2027	2,875	2,749
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 5.14%, 7/18/2030 (a) (c)	733	722
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	2,438	2,434
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	5,746	5,711
Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	7,683	7,562
Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	1,307	1,296
Series 2021-3A, Class B, 0.58%, 11/17/2025 (a)	14,619	14,052
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	9,660	9,403
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	10,039	9,923
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	1,445	1,395
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	9,210	8,797
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	3,250	2,979
Series 2021-2A, Class B, 0.81%, 1/15/2027 (a)	1,083	1,055
Series 2021-2A, Class C, 1.10%, 2/16/2027 (a)	4,433	4,191
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	12,495	11,616

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,655	8,421
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	6,549	6,034
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	7,478	7,496
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	880	783
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (a)	1,205	1,070
Encina Equipment Finance LLC Series 2021-1A, Class A2, 0.74%, 12/15/2026 (a)	5,621	5,496
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	9,300	9,278
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	1,807	1,798
Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	10,242	10,138
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	3,925	3,901
Series 2020-3A, Class C, 1.32%, 7/15/2025	2,085	2,057
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	11,110	10,903
Series 2021-1A, Class C, 0.74%, 1/15/2026	6,668	6,504
Series 2019-1A, Class E, 5.20%, 1/15/2026 (a)	8,125	8,061
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	5,075	5,026
Series 2021-2A, Class C, 0.98%, 6/15/2026	3,913	3,734
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	9,000	8,608
Series 2021-3A, Class C, 0.96%, 10/15/2026	30,673	28,765
Series 2021-4A, Class C, 1.46%, 10/15/2027	10,117	9,437
Series 2022-6A, Class D, 8.03%, 4/6/2029 (d)	6,964	6,962
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 (a)	4,157	4,054
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	12,596	11,929
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	5,570	5,319
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (e)	1	1
First Investors Auto Owner Trust
Series 2018-2A, Class D, 4.28%, 1/15/2025 (a)	613	613
Series 2020-1A, Class C, 2.55%, 2/17/2026 (a)	1,405	1,397
Series 2021-1A, Class B, 0.89%, 3/15/2027 (a)	2,500	2,406
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,957	5,315
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 ‡ (a)	2,307	2,050
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,867	6,054
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,472	5,541
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 ‡ (a)	10,000	8,306
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (a)	13,000	10,768
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	3,750	3,690
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	2,939	2,920
Series 2019-3, Class C, 2.74%, 10/15/2025 (a)	8,617	8,534
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	13,300	13,102
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	1,400	1,372
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	5,000	4,953
Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	8,335	7,899
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	4,665	4,264
Series 2021-1, Class B, 0.68%, 2/16/2027 (a)	7,330	7,117

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-4, Class C, 1.28%, 2/16/2027 (a)	1,090	1,037
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	10,600	9,892
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	16,250	14,674
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,345
Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.87%, 3/15/2024	37	37
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	3,304	3,161
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	13,324	11,918
FREED ABS Trust
Series 2019-2, Class C, 4.86%, 11/18/2026 ‡ (a)	1,287	1,286
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	2,739	2,724
FRTKL Series 2021-SFR1, Class B, 1.72%, 9/17/2038 ‡ (a)	4,960	4,245
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 5.27%, 7/24/2030 (a) (c)	5,983	5,889
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class C, 3.87%, 12/16/2024 (a)	4,787	4,776
Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	4,545	4,521
Series 2020-3A, Class C, 1.92%, 5/15/2025 (a)	9,811	9,716
Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	10,904	10,777
Series 2020-2A, Class B, 3.16%, 6/16/2025 (a)	4,351	4,329
Series 2020-4A, Class C, 1.14%, 11/17/2025 (a)	5,166	5,066
Series 2020-2A, Class C, 4.57%, 4/15/2026 (a)	5,250	5,174
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	8,127	7,584
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	9,250	8,765
GM Financial Automobile Leasing Trust Series 2021-1, Class B, 0.54%, 2/20/2025	2,058	1,995
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	17,640	16,224
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	334	314
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,429	1,232
KREF Ltd. Series 2021-FL2, Class A, 4.98%, 2/15/2039 (a) (c)	7,186	6,938
LCM LP (Cayman Islands) Series 14A, Class AR, 5.28%, 7/20/2031 (a) (c)	15,255	14,943
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	18,621	17,688
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (a)	888	886
Series 2021-B, Class A, 1.11%, 2/15/2029 (a)	5,182	5,108
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	28,967	28,517
Lendmark Funding Trust Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,051
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	6,820	6,533
Series 2022-2A, Class A, 6.63%, 5/15/2030 (a)	3,200	3,185
LMREC LLC Series 2021-CRE4, Class A, 5.09%, 4/22/2037 (a) (c)	8,042	7,856
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 5.37%, 7/25/2031 (a) (c)	1,000	981
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	5,591	5,506
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	4,900	4,657
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	13,594
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	20,882	19,806
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	26,014	25,042
Series 2022-A, Class A, 6.92%, 9/15/2027 (a)	3,616	3,523

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.29%, 3/25/2033 ‡ (c)	174	166
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	1,658	1,515
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 5.00%, 10/15/2029 (a) (c)	13,072	12,867
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,535
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	15,556	14,927
NMEF Funding LLC
Series 2021-A, Class A2, 0.81%, 12/15/2027 (a)	5,116	5,030
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	5,406	5,161
Series 2022-A, Class B, 3.35%, 10/16/2028 (a)	2,750	2,488
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	1,345	1,192
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	14,026	12,408
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	7,334	6,458
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 5.04%, 4/16/2031 (a) (c)	3,000	2,945
Octane Receivables Trust
Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	2,698	2,689
Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	1,834	1,812
Series 2020-1A, Class B, 1.98%, 6/20/2025 ‡ (a)	734	710
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	3,119	2,972
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	7,039	6,841
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	8,132	7,457
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	7,267	7,129
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	5,876	5,526
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	7,872	7,649
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 4.91%, 4/15/2030 (a) (c)	11,491	11,303
Pawnee Equipment Receivables LLC Series 2020-1, Class C, 2.24%, 2/17/2026 ‡ (a)	3,000	2,852
Pawneee Equipment Receivables LLC
Series 2021-1, Class A2, 1.10%, 7/15/2027 (a)	3,276	3,118
Series 2021-1, Class B, 1.82%, 7/15/2027 ‡ (a)	5,934	5,352
Series 2022-1, Class A3, 5.17%, 2/15/2028 (a)	6,691	6,582
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 4.73%, 4/14/2038 (a) (c)	3,863	3,758
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	12,417	11,086
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (e)	11,302	10,446
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	11,735	10,810
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (a) (e)	6,692	6,043
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (e)	8,832	7,924
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	667	574
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (a)	1,800	1,525
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,279	6,262
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 ‡ (a)	17,500	14,883
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	4,650	3,833
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,210	5,744

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	14,957	13,423
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	7,592	7,155
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	2,984	2,952
Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,354
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 9/15/2026	6,680	6,475
Series 2021-1, Class D, 1.13%, 11/16/2026	6,000	5,645
Series 2020-3, Class D, 1.64%, 11/16/2026	1,725	1,644
Series 2020-4, Class D, 1.48%, 1/15/2027	14,510	13,773
Series 2021-2, Class D, 1.35%, 7/15/2027	3,500	3,242
Series 2021-3, Class C, 0.95%, 9/15/2027	19,038	18,328
Series 2021-3, Class D, 1.33%, 9/15/2027	2,700	2,500
Santander Retail Auto Lease Trust Series 2021-B, Class A3, 0.51%, 8/20/2024 (a)	4,500	4,321
SCF Equipment Leasing LLC Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	2,000	1,994
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035 (a)	377	371
Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	554	519
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	311	291
Series 2020-2A, Class B, 2.32%, 7/20/2037 ‡ (a)	1,215	1,129
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	1,797	1,660
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (a)	1,105	1,009
Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (a)	982	896
Series 2022-3A, Class B, 6.32%, 7/20/2039 ‡ (a)	2,603	2,619
Series 2022-2A, Class B, 5.04%, 6/20/2040 ‡ (a)	1,398	1,362
Series 2022-2A, Class C, 6.36%, 6/20/2040 ‡ (a)	1,398	1,362
Skopos Auto Receivables Trust
Series 2019-1A, Class C, 3.63%, 9/16/2024 (a)	94	94
Series 2019-1A, Class D, 5.24%, 4/15/2025 (a)	3,960	3,911
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 (a)	8,938	7,934
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 5.04%, 12/29/2029 (a) (c)	12,768	12,527
Symphony CLO Ltd. (Cayman Islands) Series 2018-19A, Class A, 5.04%, 4/16/2031 (a) (c)	2,824	2,776
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 4.96%, 10/13/2032 (a) (c)	6,000	5,874
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	2,049	2,011
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	12,936	12,703
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	8,000	7,964
Tricon Residential Trust Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,797	1,565
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	1,498	1,422
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	3,878	3,605
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	2,705	2,508
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	5,877	5,530
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	14,325	13,548
Upstart Securitization Trust
Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	987	982
Series 2021-2, Class A, 0.91%, 6/20/2031 (a)	2,392	2,340
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	6,108	5,928

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	9,048	8,731
Series 2021-5, Class A, 1.31%, 11/20/2031 (a)	14,832	14,152
Series 2021-5, Class B, 2.49%, 11/20/2031 ‡ (a)	3,025	2,687
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	8,584	8,409
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	4,928	4,894
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	1,318	1,313
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	1,958	1,949
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (e)	1,533	1,463
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (e)	2,716	2,456
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	3,726	3,328
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 ‡ (a) (e)	9,153	8,220
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	4,725	4,613
Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	2,604	2,560
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (e)	5,041	4,469
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (a) (e)	14,851	13,607
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡ (a) (e)	14,513	13,542
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (e)	7,243	6,413
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (e)	15,804	14,149
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (e)	15,480	13,700
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	8,029	7,087
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (e)	13,062	12,164
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	14,010	12,467
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	10,140	9,044
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	1,003	975
Westlake Automobile Receivables Trust
Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	15,194	15,070
Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	2,429	2,423
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	9,030	8,890
Series 2020-1A, Class C, 2.52%, 4/15/2025 (a)	8,592	8,552
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	17,575	17,156
Series 2020-2A, Class C, 2.01%, 7/15/2025 (a)	2,237	2,210
Series 2020-3A, Class C, 1.24%, 11/17/2025 (a)	5,000	4,848
Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	19,100	18,483
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	5,500	5,136
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	22,136	20,583
Series 2021-3A, Class C, 1.58%, 1/15/2027 (a)	22,380	20,866
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,550	8,616
Total Asset-Backed Securities (Cost $2,058,393)		1,940,513
U.S. Treasury Obligations — 17.6%
U.S. Treasury Notes
0.50%, 11/30/2023	8,360	8,015
0.13%, 12/15/2023	115	110
3.00%, 7/31/2024	58,890	57,498
4.25%, 9/30/2024	2,445	2,438
(US Treasury 3 Month Bill Money Market Yield), 4.47%, 10/31/2024 (b)	233,290	233,175

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.75%, 3/15/2025	5,870	5,553
2.75%, 5/15/2025	52,745	50,956
3.00%, 7/15/2025	295,007	286,480
3.13%, 8/15/2025	113,860	110,911
3.50%, 9/15/2025	277,004	272,546
4.25%, 10/15/2025	225,779	226,608
4.50%, 11/15/2025	16,665	16,852
Total U.S. Treasury Obligations (Cost $1,284,517)		1,271,142
Collateralized Mortgage Obligations — 9.7%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	7	7
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (c)	1,576	1,394
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (e)	11,384	10,773
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.48%, 10/25/2033 (c)	15	13
Cascade Funding Mortgage Trust Series 2021-HB6, Class A, 0.90%, 6/25/2036 (a) (c)	13,046	12,287
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (c)	2,455	2,372
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (c)	5,425	5,208
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (c)	2,000	1,843
Series 2021-HB7, Class A, 1.15%, 10/27/2031 (a) (c)	6,662	6,226
Series 2022-HB9, Class A, 3.25%, 9/25/2037 (a) (c)	6,844	6,175
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	1
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	3	3
Series 2004-UST1, Class A6, 3.91%, 8/25/2034 (c)	120	107
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 4.27%, 10/25/2041 ‡ (a) (c)	476	472
Series 2022-R02, Class 2M2, 6.52%, 1/25/2042 ‡ (a) (c)	1,775	1,643
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	20
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 12/25/2014 (c)	285	43
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	10,023	9,382
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	5	5
Series 56, Class Z, 7.50%, 9/20/2026	12	12
FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2, 5.72%, 1/25/2050 (a) (c)	1,065	1,053
FHLMC Structured Agency Credit Risk Debt Notes
Series 2019-CS03, Class M1, 4.02%, 10/25/2032 (a) (c)	1,568	1,564
Series 2021-DNA2, Class M1, 4.32%, 8/25/2033 (a) (c)	680	678
FHLMC, REMIC
Series 1480, Class LZ, 7.50%, 3/15/2023	1	1
Series 3784, Class S, IF, IO, 2.73%, 7/15/2023 (c)	43	—
Series 3784, Class F, 4.27%, 7/15/2023 (c)	40	40
Series 3229, Class AF, 4.12%, 8/15/2023 (c)	26	26
Series 1560, Class Z, 7.00%, 8/15/2023	5	5
Series 2682, Class JG, 4.50%, 10/15/2023	119	118
Series 2686, Class GC, 5.00%, 10/15/2023	140	139
Series 2790, Class TN, 4.00%, 5/15/2024	26	26
Series 1754, Class Z, 8.50%, 9/15/2024	6	6

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1779, Class Z, 8.50%, 4/15/2025	25	26
Series 4303, Class VA, 3.50%, 5/15/2025	259	254
Series 3005, Class ED, 5.00%, 7/15/2025	264	261
Series 3826, Class BK, 3.00%, 3/15/2026	250	243
Series 3864, Class PG, 3.50%, 5/15/2026	41	40
Series 3887, Class GM, 4.00%, 7/15/2026 (e)	54	53
Series 3903, Class GB, 4.00%, 8/15/2026	194	191
Series 3909, Class HG, 4.00%, 8/15/2026 (e)	135	133
Series 1888, Class Z, 7.00%, 8/15/2026	24	24
Series 3936, Class AB, 3.00%, 10/15/2026	290	280
Series 3946, Class BU, 3.00%, 10/15/2026	103	100
Series 3996, Class BA, 1.50%, 2/15/2027	96	91
Series 4015, Class GL, 2.25%, 3/15/2027	84	80
Series 4020, Class N, 3.00%, 3/15/2027	49	47
Series 4054, Class AE, 1.50%, 4/15/2027	193	183
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	948
Series 4039, Class AB, 1.50%, 5/15/2027	170	160
Series 4039, Class PB, 1.50%, 5/15/2027	500	470
Series 4043, Class PB, 1.50%, 5/15/2027	372	349
Series 4097, Class HJ, 1.50%, 8/15/2027	615	576
Series 4089, Class AI, IO, 3.00%, 8/15/2027	2,503	108
Series 4103, Class HA, 2.50%, 9/15/2027	178	170
Series 4361, Class CA, 2.50%, 9/15/2027	408	391
Series 4257, Class A, 2.50%, 10/15/2027	121	119
Series 4131, Class BC, 1.25%, 11/15/2027	109	101
Series 4129, Class AP, 1.50%, 11/15/2027	610	571
Series 4286, Class J, 2.50%, 11/15/2027	67	67
Series 4141, Class BI, IO, 2.50%, 12/15/2027	2,626	113
Series 4304, Class DW, 2.50%, 12/15/2027	1,000	943
Series 4207, Class JD, 1.50%, 5/15/2028	157	146
Series 4217, Class UD, 1.75%, 6/15/2028	264	248
Series 2090, Class F, 4.07%, 10/15/2028 (c)	62	62
Series 3523, Class MX, 4.50%, 4/15/2029	76	75
Series 4338, Class GE, 2.50%, 5/15/2029	68	66
Series 2995, Class FT, 4.12%, 5/15/2029 (c)	99	98
Series 3721, Class DG, 2.75%, 9/15/2030	186	175
Series 3775, Class DB, 4.00%, 12/15/2030	313	307
Series 3779, Class LB, 4.00%, 12/15/2030	339	333
Series 2303, Class FY, 4.17%, 4/15/2031 (c)	113	111
Series 2326, Class ZQ, 6.50%, 6/15/2031	118	121
Series 2362, Class F, 4.27%, 9/15/2031 (c)	72	72
Series 2500, Class FD, 4.37%, 3/15/2032 (c)	136	135
Series 4318, Class KB, 2.50%, 4/15/2032	61	60
Series 4170, Class QE, 2.00%, 5/15/2032	107	103
Series 4094, Class BF, 4.27%, 8/15/2032 (c)	374	372
Series 2492, Class GH, 6.00%, 8/15/2032	187	193
Series 4120, Class KA, 1.75%, 10/15/2032	590	547
Series 4142, Class PG, 2.00%, 12/15/2032	74	70

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2711, Class FC, 4.77%, 2/15/2033 (c)	833	837
Series 2602, Class FH, 4.18%, 4/15/2033 (c)	174	172
Series 4206, Class DZ, 3.00%, 5/15/2033	496	443
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,040
Series 2617, Class Z, 5.50%, 5/15/2033	3,458	3,520
Series 2662, Class MT, 4.50%, 8/15/2033	64	63
Series 4620, IO, 5.00%, 9/15/2033	297	48
Series 4255, Class LZ, 3.00%, 10/15/2033	10,502	9,868
Series 2686, Class KZ, 4.50%, 10/15/2033	732	711
Series 2693, Class Z, 5.50%, 10/15/2033	144	146
Series 3005, Class PV, IF, 6.64%, 10/15/2033 (c)	3	3
Series 2727, Class PM, 4.50%, 1/15/2034	817	811
Series 2736, Class PE, 5.00%, 1/15/2034	3,202	3,206
Series 2806, Class FA, 4.87%, 2/15/2034 (c)	253	255
Series 2989, Class MU, IF, IO, 3.13%, 7/15/2034 (c)	1,209	55
Series 3204, Class ZM, 5.00%, 8/15/2034	495	495
Series 2963, Class ZG, 5.00%, 11/15/2034	433	434
Series 2898, Class PG, 5.00%, 12/15/2034	648	649
Series 3003, Class LD, 5.00%, 12/15/2034	107	107
Series 2901, Class S, IF, 6.31%, 12/15/2034 (c)	352	345
Series 4265, Class FD, 4.27%, 1/15/2035 (c)	270	267
Series 2933, Class EM, 5.50%, 1/15/2035	61	62
Series 2929, Class PG, 5.00%, 2/15/2035	78	78
Series 2941, Class Z, 4.50%, 3/15/2035	1,109	1,091
Series 2953, Class PG, 5.50%, 3/15/2035	264	268
Series 2976, Class HZ, 4.50%, 5/15/2035	236	230
Series 3002, Class BN, 5.00%, 7/15/2035	239	240
Series 3013, Class HZ, 5.00%, 8/15/2035	779	779
Series 3036, Class NE, 5.00%, 9/15/2035	87	87
Series 3101, Class UZ, 6.00%, 1/15/2036	182	191
Series 3174, Class LF, 4.22%, 5/15/2036 (c)	170	169
Series 3662, Class ZB, 5.50%, 8/15/2036	143	149
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,163
Series 3704, Class DC, 4.00%, 11/15/2036	240	238
Series 3688, Class NB, 4.50%, 11/15/2036	596	587
Series 3855, Class AM, 6.50%, 11/15/2036	1,762	1,823
Series 3704, Class CZ, 4.00%, 12/15/2036	1,379	1,336
Series 3249, Class CL, 4.25%, 12/15/2036	1,223	1,201
Series 3258, Class PM, 5.50%, 12/15/2036	371	378
Series 4279, Class JA, 3.00%, 2/15/2037	31	30
Series 3305, Class IW, IF, IO, 2.58%, 4/15/2037 (c)	292	9
Series 3318, Class HF, 4.13%, 5/15/2037 (c)	115	112
Series 3326, Class FG, 4.22%, 6/15/2037 (c)	547	536
Series 3724, Class CM, 5.50%, 6/15/2037	298	300
Series 3351, Class ZC, 5.50%, 7/15/2037	1,156	1,162
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (e)	2,975	131
Series 3429, Class S, IF, IO, 2.95%, 3/15/2038 (c)	556	57
Series 3447, Class DB, 5.00%, 5/15/2038	1,587	1,559

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3459, Class MB, 5.00%, 6/15/2038	96	98
Series 3575, Class ZA, 5.00%, 6/15/2038	3,806	3,849
Series 3546, Class A, 3.08%, 2/15/2039 (c)	421	414
Series 3540, Class A, 5.00%, 5/15/2039	230	227
Series 4346, Class A, 3.50%, 7/15/2039	67	65
Series 3597, Class HM, 4.50%, 8/15/2039	147	145
Series 3569, Class NY, 5.00%, 8/15/2039	517	523
Series 3572, Class JS, IF, IO, 2.93%, 9/15/2039 (c)	343	20
Series 4212, Class LA, 3.00%, 10/15/2039	384	376
Series 3585, Class KW, 4.50%, 10/15/2039	1,546	1,524
Series 3609, Class SA, IF, IO, 2.47%, 12/15/2039 (c)	1,963	101
Series 3768, Class MB, 4.00%, 12/15/2039	6	6
Series 4329, Class KA, 3.00%, 1/15/2040	36	36
Series 3632, Class PK, 5.00%, 2/15/2040	325	323
Series 4352, Class A, 3.00%, 4/15/2040	11	11
Series 3656, Class PM, 5.00%, 4/15/2040	2,383	2,413
Series 3819, Class G, 4.00%, 6/15/2040	1	1
Series 3786, Class NA, 4.50%, 7/15/2040	75	74
Series 3726, Class PA, 3.00%, 8/15/2040	189	183
Series 3706, Class P, 4.00%, 8/15/2040	3,280	3,063
Series 4655, Class DJ, 3.00%, 10/15/2040	2,250	2,087
Series 4088, Class LE, 4.00%, 10/15/2040	158	157
Series 4318, Class KZ, 4.00%, 12/15/2040	2,584	2,488
Series 3769, Class ZC, 4.50%, 12/15/2040	1,193	1,179
Series 3803, Class FY, 4.27%, 1/15/2041 (c)	61	60
Series 3822, Class ZG, 4.00%, 2/15/2041	6,635	6,390
Series 4080, Class DA, 2.00%, 3/15/2041	233	217
Series 3862, Class GA, 4.00%, 4/15/2041	217	211
Series 3844, Class FA, 4.32%, 4/15/2041 (c)	230	226
Series 4074, Class PA, 3.00%, 5/15/2041	477	462
Series 4050, Class BA, 3.50%, 5/15/2041	42	42
Series 3859, Class JB, 5.00%, 5/15/2041	331	334
Series 4150, Class JE, 2.00%, 6/15/2041	834	769
Series 3884, Class BL, 4.50%, 6/15/2041	5,213	4,978
Series 3939, Class BZ, 4.50%, 6/15/2041	2,413	2,381
Series 4150, Class FN, 4.17%, 7/15/2041 (c)	393	389
Series 4152, Class LE, 1.75%, 8/15/2041	3,217	2,917
Series 3904, Class HC, 4.00%, 8/15/2041	821	786
Series 3906, Class B, 4.00%, 8/15/2041	3,148	2,940
Series 4150, Class FY, 4.17%, 8/15/2041 (c)	369	364
Series 3952, Class BQ, 2.00%, 10/15/2041	2,538	2,275
Series 3947, Class BH, 2.50%, 10/15/2041	3,395	3,033
Series 3934, Class KB, 5.00%, 10/15/2041	515	522
Series 3966, Class VZ, 4.00%, 12/15/2041	826	786
Series 4550, Class NA, 3.00%, 1/15/2042	532	514
Series 4122, Class PA, 1.50%, 2/15/2042	311	286
Series 4144, Class KD, 1.75%, 3/15/2042	480	426
Series 4215, Class NA, 3.00%, 4/15/2042	144	138

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4088, Class BP, 3.00%, 8/15/2042	3,435	3,083
Series 4143, Class AE, 2.00%, 9/15/2042	1,796	1,643
Series 4158, Class TC, 1.75%, 12/15/2042	255	229
Series 4247, Class AK, 4.50%, 12/15/2042	400	396
Series 4158, Class LD, 2.00%, 1/15/2043	503	449
Series 4199, Class YZ, 3.50%, 5/15/2043	4,309	4,075
Series 4302, Class MA, 3.00%, 7/15/2043	1,379	1,319
Series 4314, Class LP, 3.50%, 7/15/2043	41	40
Series 4558, Class DA, 3.50%, 7/15/2043	349	344
Series 4311, Class ED, 2.75%, 9/15/2043	95	91
Series 4480, Class LA, 3.50%, 9/15/2043	177	173
Series 4450, Class NH, 2.00%, 10/15/2043	30	29
Series 4330, Class PE, 3.00%, 11/15/2043	129	123
Series 4286, Class MP, 4.00%, 12/15/2043	393	379
Series 4316, Class DZ, 3.00%, 3/15/2044	3,241	2,895
Series 4338, Class A, 2.50%, 5/15/2044	502	468
Series 4505, Class P, 3.50%, 5/15/2044	1,321	1,276
Series 4360, Class PZ, 3.00%, 7/15/2044	1,636	1,458
Series 4417, Class PZ, 3.00%, 12/15/2044	3,446	3,135
Series 4545, Class PG, 3.00%, 12/15/2044	668	640
Series 4745, Class EC, 3.00%, 12/15/2044	1,715	1,645
Series 4425, Class TA, 2.00%, 1/15/2045	310	269
Series 4461, Class LZ, 3.00%, 3/15/2045	4,188	3,785
Series 4457, Class KZ, 3.00%, 4/15/2045	8,742	7,897
Series 4478, Class PC, 2.00%, 5/15/2045	973	840
Series 4631, Class PA, 3.00%, 5/15/2045	2,086	1,950
Series 4664, Class PH, 3.50%, 5/15/2045	1,045	1,004
Series 4698, Class DA, 4.50%, 5/15/2045	2,268	2,219
Series 4759, Class MA, 3.00%, 9/15/2045	94	89
Series 4591, Class QE, 2.75%, 4/15/2046	202	182
Series 4574, Class YH, 3.00%, 4/15/2046	295	265
Series 4774, Class LP, 3.50%, 9/15/2046	3,562	3,425
Series 4714, Class PA, 3.00%, 11/15/2046	1,973	1,828
Series 4657, Class VZ, 3.00%, 2/15/2047	10,651	9,717
Series 4830, Class AP, 4.00%, 2/15/2047	1,094	1,050
Series 4675, Class EZ, 3.50%, 4/15/2047	1,580	1,388
Series 4682, Class LC, 2.50%, 5/15/2047	530	467
Series 4682, Class AP, 3.00%, 5/15/2047	695	630
Series 4703, Class KZ, 3.50%, 7/15/2047	6,550	6,092
Series 4740, Class JA, 3.00%, 10/15/2047	1,720	1,553
Series 4749, Class ZL, 3.50%, 12/15/2047	18,364	16,835
Series 4936, Class AP, 2.50%, 9/25/2048	272	248
Series 4941, Class NP, 2.50%, 5/25/2049	863	766
Series 4922, Class GE, 2.50%, 7/25/2049	892	795
Series 4952, Class PA, 2.50%, 2/25/2050	1,358	1,194
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	177	173
Series 218, PO, 2/1/2032	85	74

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 290, Class 200, 2.00%, 11/15/2032	414	377
Series 277, Class 30, 3.00%, 9/15/2042	2,463	2,272
Series 359, Class 350, 3.50%, 10/15/2047	1,601	1,495
FNMA, REMIC
Series 1997-44, Class N, PO, 6/25/2023	8	8
Series 1993-216, Class E, PO, 8/25/2023	1	1
Series 1993-165, Class SN, IF, 8.89%, 9/25/2023 (c)	—	—
Series 1993-226, Class PK, 6.00%, 12/25/2023	25	25
Series 1994-15, Class ZK, 5.50%, 2/25/2024	52	52
Series 1994-43, Class PK, 6.35%, 2/25/2024	24	24
Series 2001-40, PO, 4/25/2024	9	9
Series G94-6, Class PJ, 8.00%, 5/17/2024	8	9
Series 2010-38, Class B, 4.00%, 4/25/2025	46	45
Series 2011-48, Class CN, 4.00%, 6/25/2026 (e)	45	44
Series 2011-61, Class B, 3.00%, 7/25/2026	249	242
Series 2011-72, Class KB, 3.50%, 8/25/2026	336	329
Series 2012-32, Class DE, 3.00%, 12/25/2026	112	110
Series 2012-26, Class CA, 2.50%, 3/25/2027	440	422
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	4,314	187
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	2,205	111
Series 2012-127, Class AC, 1.50%, 11/25/2027	427	401
Series 2012-124, Class HG, 2.00%, 11/25/2027	216	204
Series 2013-5, Class DA, 1.50%, 2/25/2028	231	216
Series 2014-26, Class HC, 2.50%, 2/25/2028	13	13
Series 2013-13, Class KD, 1.50%, 3/25/2028	218	203
Series 2008-72, IO, 5.00%, 8/25/2028	11	—
Series 2013-137, Class BA, 1.50%, 1/25/2029	393	365
Series 2009-15, Class AC, 5.50%, 3/25/2029	700	704
Series 2009-58, Class B, 4.50%, 8/25/2029	884	877
Series 2010-14, Class AC, 4.00%, 3/25/2030	177	173
Series 2012-14, Class EA, 2.50%, 12/25/2030	18	18
Series 2001-38, Class EA, PO, 8/25/2031	32	30
Series 2015-89, Class KE, 2.00%, 11/25/2031	97	90
Series 2012-98, Class QG, 1.75%, 1/25/2032	332	316
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,796	1,863
Series 2002-34, Class FA, 4.41%, 5/18/2032 (c)	87	86
Series 2013-109, Class BA, 3.00%, 10/25/2032	656	628
Series 2002-64, Class PG, 5.50%, 10/25/2032	1,502	1,528
Series 2004-61, Class FH, 4.82%, 11/25/2032 (c)	809	811
Series 2002-77, Class TF, 4.91%, 12/18/2032 (c)	144	145
Series 2002-77, Class QG, 5.50%, 12/25/2032	328	331
Series 2002-84, Class DZ, 5.50%, 12/25/2032	184	188
Series 2002-94, Class BZ, 5.50%, 1/25/2033	946	961
Series 2013-18, Class TG, 2.00%, 2/25/2033	411	386
Series 2003-7, Class FB, 4.77%, 2/25/2033 (c)	210	210
Series 2013-31, Class NL, 4.00%, 4/25/2033	416	407
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	153	21
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,610	1,626

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-49, IO, 6.50%, 6/25/2033	218	41
Series 2003-58, Class GL, 3.50%, 7/25/2033	112	111
Series 2013-133, Class WA, 3.00%, 8/25/2033	2,057	1,963
Series 2003-84, Class PZ, 5.00%, 9/25/2033	56	56
Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,185	1,223
Series 2004-38, Class AO, PO, 5/25/2034	2,138	1,558
Series 2004-72, Class F, 4.52%, 9/25/2034 (c)	107	106
Series 2004-91, Class BR, 5.50%, 12/25/2034	62	63
Series 2004-90, Class ZU, 6.00%, 12/25/2034	950	985
Series 2005-5, Class PA, 5.00%, 1/25/2035	335	332
Series 2004-101, Class AR, 5.50%, 1/25/2035	10	10
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,704	1,703
Series 2005-31, Class PB, 5.50%, 4/25/2035	714	727
Series 2005-38, Class FK, 4.32%, 5/25/2035 (c)	380	375
Series 2015-41, Class CA, 3.00%, 6/25/2035	505	472
Series 2005-66, Class PF, 4.27%, 7/25/2035 (c)	120	119
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,926	1,964
Series 2005-64, Class PL, 5.50%, 7/25/2035	58	59
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (c)	219	219
Series 2006-4, Class PB, 6.00%, 9/25/2035	277	276
Series 2010-39, Class FT, 4.97%, 10/25/2035 (c)	643	648
Series 2005-88, Class ZC, 5.00%, 10/25/2035	2,019	2,018
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,541	1,545
Series 2005-84, Class MB, 5.75%, 10/25/2035	738	746
Series 2013-114, Class JA, 3.00%, 11/25/2035	47	46
Series 2015-87, Class TB, 4.00%, 11/25/2035	4,035	3,947
Series 2005-101, Class B, 5.00%, 11/25/2035	923	922
Series 2005-99, Class AF, 4.37%, 12/25/2035 (c)	103	101
Series 2014-88, Class ER, 2.50%, 2/25/2036	77	73
Series 2006-16, Class FC, 4.32%, 3/25/2036 (c)	85	84
Series 2006-14, Class DB, 5.50%, 3/25/2036	401	410
Series 2006-27, Class BF, 4.32%, 4/25/2036 (c)	152	151
Series 2006-46, Class FW, 4.42%, 6/25/2036 (c)	264	261
Series 2006-42, Class PF, 4.43%, 6/25/2036 (c)	194	192
Series 2006-50, Class PE, 5.00%, 6/25/2036	320	322
Series 2009-71, Class JT, 6.00%, 6/25/2036	186	190
Series 2006-58, Class ST, IF, IO, 3.13%, 7/25/2036 (c)	355	28
Series 2006-101, Class FC, 4.32%, 7/25/2036 (c)	187	183
Series 2006-101, Class FD, 4.32%, 7/25/2036 (c)	120	117
Series 2006-56, Class DC, 4.67%, 7/25/2036 (c)	245	248
Series 2007-1, Class NF, 4.27%, 2/25/2037 (c)	295	292
Series 2007-22, Class SC, IF, IO, 2.06%, 3/25/2037 (c)	24	—
Series 2007-16, Class FC, 4.77%, 3/25/2037 (c)	15	15
Series 2007-33, Class MS, IF, IO, 2.57%, 4/25/2037 (c)	1,143	76
Series 2011-71, Class FB, 4.52%, 5/25/2037 (c)	10	10
Series 2007-57, Class ZE, 4.75%, 5/25/2037	261	262
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,820	1,863
Series 2008-5, Class PE, 5.00%, 8/25/2037	97	97

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-85, Class SH, IF, IO, 2.48%, 9/25/2037 (c)	879	17
Series 2007-117, Class FM, 4.72%, 1/25/2038 (c)	155	154
Series 2007-117, Class MF, 4.72%, 1/25/2038 (c)	290	289
Series 2008-24, Class PF, 4.67%, 2/25/2038 (c)	86	86
Series 2008-18, Class SE, IF, IO, 2.25%, 3/25/2038 (c)	84	6
Series 2008-25, Class DZ, 5.75%, 4/25/2038	427	431
Series 2013-96, Class YA, 3.50%, 9/25/2038	201	198
Series 2008-83, Class CA, 6.00%, 9/25/2038	474	490
Series 2010-134, Class DJ, 2.25%, 3/25/2039	6	6
Series 2011-104, Class KY, 4.00%, 3/25/2039	151	150
Series 2009-29, Class LA, 1.25%, 5/25/2039 (c)	975	873
Series 2009-62, Class HJ, 6.00%, 5/25/2039	65	65
Series 2013-25, Class DC, 2.50%, 6/25/2039	452	427
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,251	1,250
Series 2009-70, Class FA, 5.22%, 9/25/2039 (c)	79	79
Series 2009-73, Class HJ, 6.00%, 9/25/2039	124	128
Series 2010-118, Class EF, 4.47%, 10/25/2039 (c)	40	39
Series 2009-86, Class PE, 5.00%, 10/25/2039	2,851	2,870
Series 2013-125, Class AB, 4.00%, 11/25/2039	211	202
Series 2009-87, Class B, 4.50%, 11/25/2039	1,505	1,478
Series 2009-112, Class SW, IF, IO, 2.23%, 1/25/2040 (c)	2,310	167
Series 2010-35, Class KF, 4.52%, 4/25/2040 (c)	194	193
Series 2010-37, Class CY, 5.00%, 4/25/2040	54	54
Series 2011-3, Class KA, 5.00%, 4/25/2040	205	203
Series 2011-61, Class ZA, 5.00%, 4/25/2040	990	997
Series 2010-43, Class HJ, 5.50%, 5/25/2040	165	169
Series 2010-58, Class FA, 4.57%, 6/25/2040 (c)	334	331
Series 2010-58, Class FY, 4.75%, 6/25/2040 (c)	140	140
Series 2010-64, Class DM, 5.00%, 6/25/2040	752	755
Series 2010-109, Class M, 3.00%, 9/25/2040	1,217	1,146
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	464	29
Series 2010-154, Class MW, 3.50%, 1/25/2041	3,937	3,739
Series 2011-18, Class KY, 4.00%, 3/25/2041	632	600
Series 2011-35, Class PE, 4.00%, 4/25/2041	1,169	1,111
Series 2011-53, Class FT, 4.60%, 6/25/2041 (c)	126	124
Series 2011-52, Class GB, 5.00%, 6/25/2041	94	95
Series 2011-128, Class KP, 4.50%, 7/25/2041	55	54
Series 2011-59, Class NZ, 5.50%, 7/25/2041	670	687
Series 2012-147, Class NE, 1.75%, 8/25/2041	1,470	1,374
Series 2012-14, Class PA, 2.00%, 8/25/2041	202	186
Series 2013-72, Class LY, 3.50%, 8/25/2041	554	537
Series 2015-45, Class GA, 2.50%, 9/25/2041	414	398
Series 2013-126, Class CA, 4.00%, 9/25/2041	295	284
Series 2011-123, Class BP, 2.00%, 10/25/2041	3,682	3,331
Series 2011-141, Class MA, 3.50%, 10/25/2041	218	212
Series 2012-64, Class PK, 4.50%, 12/25/2041	939	930
Series 2012-113, Class DC, 2.25%, 1/25/2042	163	151
Series 2012-27, Class PL, 2.00%, 2/25/2042	233	219

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,586	1,599
Series 2012-133, Class AP, 1.75%, 3/25/2042	3,693	3,256
Series 2012-100, Class TL, 4.00%, 4/25/2042	278	267
Series 2012-80, Class EB, 4.50%, 4/25/2042	324	320
Series 2013-9, Class CB, 5.50%, 4/25/2042	2,783	2,845
Series 2013-73, Class PG, 2.50%, 6/25/2042	851	787
Series 2012-128, Class VF, 4.27%, 6/25/2042 (c)	475	469
Series 2012-144, Class HP, 1.75%, 7/25/2042	484	437
Series 2013-93, Class PJ, 3.00%, 7/25/2042	717	685
Series 2013-96, Class FY, 4.37%, 7/25/2042 (c)	207	202
Series 2013-34, Class PC, 2.50%, 8/25/2042	567	524
Series 2014-18, Class DE, 4.00%, 8/25/2042	862	844
Series 2012-94, Class K, 2.00%, 9/25/2042	937	813
Series 2013-60, Class PD, 2.00%, 10/25/2042	597	542
Series 2012-112, Class DA, 3.00%, 10/25/2042	2,023	1,851
Series 2013-81, Class NC, 3.00%, 10/25/2042	573	554
Series 2013-72, Class AF, 4.27%, 11/25/2042 (c)	60	59
Series 2013-6, Class HD, 1.50%, 12/25/2042	351	306
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,719
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,746	1,634
Series 2013-10, Class PA, 1.50%, 2/25/2043	957	792
Series 2013-10, Class UB, 2.00%, 2/25/2043	1,128	972
Series 2013-58, Class FP, 4.27%, 2/25/2043 (c)	658	646
Series 2013-100, Class PL, 4.50%, 3/25/2043	771	759
Series 2013-66, Class LB, 1.50%, 4/25/2043	86	80
Series 2013-26, Class ZV, 3.50%, 4/25/2043	11,215	10,316
Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,412	7,821
Series 2013-64, Class PF, 4.27%, 4/25/2043 (c)	566	555
Series 2014-3, Class BL, 2.50%, 6/25/2043	56	55
Series 2013-66, Class MB, 3.00%, 7/25/2043	2,000	1,820
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,278	1,069
Series 2014-32, Class DK, 3.00%, 8/25/2043	390	371
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	570
Series 2015-34, Class UP, 3.00%, 11/25/2043	736	693
Series 2014-56, Class Z, 3.50%, 9/25/2044	6,641	6,072
Series 2017-74, Class KA, 3.00%, 11/25/2044	283	274
Series 2016-100, Class P, 3.50%, 11/25/2044	69	67
Series 2020-18, Class DC, 2.50%, 2/25/2045	292	281
Series 2015-33, Class DT, 2.50%, 6/25/2045	569	528
Series 2015-51, Class KC, 3.00%, 6/25/2045	352	330
Series 2017-18, Class DA, 3.00%, 8/25/2045	1,226	1,161
Series 2016-84, Class LA, 3.00%, 12/25/2045	954	891
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,811	1,684
Series 2016-16, Class AL, 3.00%, 4/25/2046	9,753	8,966
Series 2017-15, Class PE, 3.50%, 4/25/2046	1,271	1,213
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,198	1,118
Series 2016-80, Class JP, 3.00%, 11/25/2046	698	635
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,494	1,381

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-11, Class PH, 2.50%, 3/25/2047	216	190
Series 2017-10, Class FA, 4.42%, 3/25/2047 (c)	228	224
Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,750	5,831
Series 2017-84, Class JA, 2.75%, 9/25/2047	562	507
Series 2017-96, Class MA, 3.00%, 12/25/2047	466	429
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,263	1,967
Series 2018-37, Class BC, 3.50%, 12/25/2047	311	290
Series 2018-13, Class PA, 3.00%, 3/25/2048	8,338	7,478
Series 2018-15, Class NZ, 3.00%, 3/25/2048	8,179	7,451
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,970	1,786
Series 2019-17, Class KA, 3.50%, 4/25/2048	348	330
Series 2019-65, Class PA, 2.50%, 5/25/2048	191	174
Series 2019-11, Class EA, 3.00%, 5/25/2048	788	728
Series 2019-20, Class PB, 2.75%, 7/25/2048	302	275
Series 2018-87, Class BA, 4.00%, 7/25/2048	157	150
Series 2020-94, PO, 9/25/2048	493	404
Series 2019-9, Class ZA, 3.50%, 9/25/2048	7,044	6,523
Series 2019-51, Class DW, 3.50%, 11/25/2048	772	731
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,794	2,333
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,776	2,782
Series 2019-18, Class BA, 3.50%, 5/25/2049	9,400	8,978
Series 2019-70, Class JA, 2.50%, 9/25/2049	159	142
Series 2019-72, Class KA, 2.50%, 9/25/2049	207	179
Series 2020-15, Class EA, 2.00%, 10/25/2049	682	580
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	741
Series 2019-81, Class LA, 2.50%, 12/25/2049	398	339
Series 2020-7, Class DZ, 3.00%, 2/25/2050	768	680
Series 2020-15, Class EM, 3.00%, 3/25/2050	594	532
Series 2019-33, Class MA, 3.50%, 7/25/2055	749	722
Series 2018-70, Class HA, 3.50%, 10/25/2056	661	638
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	—
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 4.42%, 6/25/2037 (c)	117	115
Series 2007-106, Class A7, 6.24%, 10/25/2037 (c)	138	143
Series 2001-50, Class BA, 7.00%, 10/25/2041	73	75
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	64	59
Series 334, Class 17, IO, 6.50%, 2/25/2033 (c)	134	21
Series 334, Class 13, IO, 6.00%, 3/25/2033 (c)	116	17
Series 334, Class 9, IO, 6.00%, 3/25/2033	297	46
Series 356, Class 16, IO, 5.50%, 6/25/2035 (c)	94	15
Series 359, Class 16, IO, 5.50%, 10/25/2035 (c)	78	14
Series 369, Class 19, IO, 6.00%, 10/25/2036 (c)	71	14
Series 369, Class 26, IO, 6.50%, 10/25/2036 (c)	51	10
Series 386, Class 20, IO, 6.50%, 8/25/2038 (c)	150	27
Series 394, Class C3, IO, 6.50%, 9/25/2038	285	53
Series 411, Class A3, 3.00%, 8/25/2042	1,248	1,134
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.28%, 11/25/2046 (c)	1,232	1,218

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	203	195
Series 2011-155, Class A, 3.00%, 11/20/2026	65	63
Series 2011-158, Class AB, 3.00%, 11/20/2026	128	126
Series 2013-75, Class AC, 1.50%, 5/20/2028	983	918
Series 2003-50, Class F, 4.19%, 5/16/2033 (c)	102	102
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	102	6
Series 2006-26, Class S, IF, IO, 2.56%, 6/20/2036 (c)	3,522	157
Series 2007-16, Class KU, IF, IO, 2.71%, 4/20/2037 (c)	2,092	113
Series 2009-106, Class XL, IF, IO, 2.81%, 6/20/2037 (c)	1,934	115
Series 2013-23, Class BP, 3.00%, 9/20/2037	252	247
Series 2008-75, Class SP, IF, IO, 3.53%, 8/20/2038 (c)	729	31
Series 2009-14, Class SA, IF, IO, 2.14%, 3/20/2039 (c)	2,129	43
Series 2009-14, Class KS, IF, IO, 2.36%, 3/20/2039 (c)	883	28
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	264	39
Series 2009-75, Class NB, 4.50%, 6/20/2039	75	75
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,495	1,493
Series 2011-26, Class PA, 4.00%, 7/20/2040	16	16
Series 2013-71, Class NA, 2.50%, 8/20/2041	70	66
Series 2012-96, Class WP, 6.50%, 8/16/2042	2,491	2,653
Series 2013-42, Class ND, 1.75%, 11/20/2042	105	95
Series 2013-28, Class DE, 1.75%, 12/20/2042	234	204
Series 2014-12, Class ZA, 3.00%, 1/20/2044	16,481	15,368
Series 2018-29, Class LC, 3.00%, 4/20/2044	143	140
Series 2016-25, Class QH, 3.00%, 12/16/2044	1,295	1,230
Series 2015-80, Class CP, 4.50%, 6/20/2045	262	258
Series 2015-80, Class CQ, 5.00%, 6/20/2045	189	188
Series 2018-36, Class AM, 3.00%, 7/20/2045	513	492
Series 2016-79, Class LA, 3.00%, 9/20/2045	331	318
Series 2016-90, Class MA, 3.00%, 10/20/2045	245	235
Series 2016-104, Class MA, 3.00%, 11/20/2045	298	288
Series 2020-125, Class AG, 2.50%, 2/20/2046	1,622	1,514
Series 2016-91, Class WH, 2.75%, 3/20/2046	1,146	1,044
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,766	2,401
Series 2017-139, Class PE, 2.75%, 8/20/2047	4,134	3,636
Series 2018-34, Class TY, 3.50%, 3/20/2048	960	882
Series 2019-74, Class AT, 3.00%, 6/20/2049	525	479
Series 2019-145, Class PA, 3.50%, 8/20/2049	222	212
Series 2020-5, Class NA, 3.50%, 12/20/2049	3,536	3,314
Series 2020-74, Class DY, 2.00%, 5/20/2050	995	851
Series 2020-83, Class KP, 3.00%, 6/20/2050	298	269
Series 2010-H26, Class LF, 3.49%, 8/20/2058 (c)	205	203
Series 2010-H03, Class FA, 4.15%, 3/20/2060 (c)	2,469	2,450
Series 2011-H07, Class FA, 3.64%, 2/20/2061 (c)	1,600	1,585
Series 2011-H08, Class FA, 3.74%, 2/20/2061 (c)	1,634	1,622
Series 2011-H11, Class FA, 3.64%, 3/20/2061 (c)	377	373
Series 2011-H11, Class FB, 3.64%, 4/20/2061 (c)	311	309
Series 2011-H21, Class FA, 3.74%, 10/20/2061 (c)	194	193

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H05, Class FB, 3.54%, 2/20/2062 (c)	56	55
Series 2012-H14, Class FK, 3.72%, 7/20/2062 (c)	209	207
Series 2012-H18, Class NA, 3.66%, 8/20/2062 (c)	166	164
Series 2012-H20, Class BA, 3.70%, 9/20/2062 (c)	338	336
Series 2012-H23, Class WA, 3.66%, 10/20/2062 (c)	205	203
Series 2012-H29, Class FA, 3.66%, 10/20/2062 (c)	82	82
Series 2012-H30, Class GA, 3.49%, 12/20/2062 (c)	173	171
Series 2013-H08, Class FA, 3.49%, 3/20/2063 (c)	259	257
Series 2013-H11, Class FA, 3.59%, 4/20/2063 (c)	228	226
Series 2013-H14, Class FG, 3.61%, 5/20/2063 (c)	85	85
Series 2013-H15, Class FA, 3.68%, 6/20/2063 (c)	792	786
Series 2013-H19, Class FC, 3.74%, 8/20/2063 (c)	1,609	1,599
Series 2014-H05, Class FB, 3.74%, 12/20/2063 (c)	406	404
Series 2014-H02, Class FB, 3.79%, 12/20/2063 (c)	1,470	1,462
Series 2014-H16, Class FL, 3.10%, 7/20/2064 (c)	686	675
Series 2014-H14, Class GF, 3.61%, 7/20/2064 (c)	220	218
Series 2014-H21, Class FA, 3.79%, 10/20/2064 (c)	289	283
Series 2015-H04, Class FL, 3.61%, 2/20/2065 (c)	167	165
Series 2015-H09, Class FA, 2.75%, 4/20/2065 (c)	385	376
Series 2015-H10, Class FK, 3.00%, 4/20/2065 (c)	12,315	12,038
Series 2015-H10, Class FH, 3.05%, 4/20/2065 (c)	1,172	1,147
Series 2015-H13, Class FG, 3.54%, 4/20/2065 (c)	338	335
Series 2015-H14, Class FB, 3.57%, 5/20/2065 (c)	152	151
Series 2015-H12, Class FB, 3.74%, 5/20/2065 (c)	9,439	9,283
Series 2015-H12, Class FD, 3.74%, 5/20/2065 (c)	1,394	1,368
Series 2015-H14, Class FA, 3.71%, 6/20/2065 (c)	4,909	4,830
Series 2015-H16, Class FM, 3.74%, 7/20/2065 (c)	3,135	3,079
Series 2015-H24, Class FA, 3.79%, 9/20/2065 (c)	5,348	5,252
Series 2015-H27, Class FA, 3.89%, 9/20/2065 (c)	1,547	1,520
Series 2015-H25, Class FD, 3.79%, 10/20/2065 (c)	6,431	6,302
Series 2015-H29, Class FA, 3.84%, 10/20/2065 (c)	7	7
Series 2015-H29, Class FJ, 3.63%, 11/20/2065 (c)	3,943	3,867
Series 2016-H01, Class FA, 3.58%, 1/20/2066 (c)	3,063	3,011
Series 2016-H06, Class FA, 2.82%, 2/20/2066 (c)	2,310	2,267
Series 2016-H06, Class FC, 3.34%, 2/20/2066 (c)	2,294	2,255
Series 2016-H09, Class FN, 3.11%, 3/20/2066 (c)	2,889	2,836
Series 2016-H14, Class FA, 3.94%, 6/20/2066 (c)	1,510	1,491
Series 2016-H22, Class FA, 3.91%, 10/20/2066 (c)	5,298	5,217
Series 2016-H24, Class AF, 3.99%, 11/20/2066 (c)	2,130	2,097
Series 2017-H07, Class FG, 3.60%, 2/20/2067 (c)	419	415
Series 2017-H14, Class FD, 3.61%, 6/20/2067 (c)	471	459
Series 2017-H16, Class CF, 3.61%, 7/20/2067 (c)	568	561
Series 2017-H15, Class FN, 3.64%, 7/20/2067 (c)	381	373
Series 2017-H19, Class FA, 3.59%, 8/20/2067 (c)	1,445	1,434
Series 2018-H04, Class FG, 3.42%, 2/20/2068 (c)	470	463
Series 2018-H07, Class FE, 3.49%, 2/20/2068 (c)	168	166
Series 2019-H01, Class FT, 3.54%, 10/20/2068 (c)	1,949	1,935
Series 2019-H05, Class FT, 4.47%, 4/20/2069 (c)	5,708	5,711

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	157	139
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (c)	412	404
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (a) (e)	940	907
Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (e)	3,916	3,465
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (c)	6,000	5,654
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (c)	1,165	933
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 4.56%, 12/25/2035 (c)	1,299	350
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (c)	8,700	8,339
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	11,144	9,907
OBX Trust Series 2020-EXP3, Class 2A1, 4.94%, 1/25/2060 (a) (c)	935	899
PRPM LLC
Series 2020-4, Class A1, 2.95%, 10/25/2025 ‡ (a) (e)	8,655	8,293
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (e)	3,681	3,365
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	9,355	8,674
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	8,797	8,036
Series 2021-3, Class A1, 1.87%, 4/25/2026 (a) (e)	4,700	4,161
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (e)	5,983	5,312
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (e)	15,186	13,710
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (e)	13,913	12,449
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	5,910	5,312
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (e)	2,451	2,213
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (c)	1,942	1,721
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (c)	2,549	2,309
Total Collateralized Mortgage Obligations (Cost $773,537)		699,852
Commercial Mortgage-Backed Securities — 3.5%
BANK Series 2020-BN30, Class XA, IO, 1.42%, 12/15/2053 (c)	84,089	5,981
BX Series 2021-MFM1, Class A, 4.57%, 1/15/2034 (a) (c)	3,000	2,897
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class C, 5.25%, 11/10/2046 ‡ (c)	3,000	2,842
Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (c)	4,385	4,119
Commercial Mortgage Trust
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	4,355	4,006
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	4,765	4,323
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	9,464
Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	3,000	2,855
Series 2014-CR19, Class B, 4.70%, 8/10/2047 ‡ (c)	4,350	4,159
Series 2015-CR26, Class B, 4.62%, 10/10/2048 ‡ (c)	2,000	1,869
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,403	2,293
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	1,871	1,797
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.56%, 8/25/2027 (c)	67,089	1,142
Series K740, Class X1, IO, 0.84%, 9/25/2027 (c)	104,360	3,069
Series K114, Class X1, IO, 1.21%, 6/25/2030 (c)	39,839	2,610

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FNMA ACES Series 2020-M10, Class X1, IO, 1.91%, 12/25/2030 (c)	56,146	5,781
FREMF Mortgage Trust
Series 2016-K723, Class C, 3.69%, 11/25/2023 (a) (c)	2,700	2,618
Series 2018-K733, Class C, 4.22%, 9/25/2025 (a) (c)	7,000	6,585
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (c)	7,480	7,053
Series 2013-K29, Class C, 3.58%, 5/25/2046 (a) (c)	1,580	1,559
Series 2013-K28, Class C, 3.58%, 6/25/2046 (a) (c)	7,000	6,942
Series 2013-K32, Class C, 3.64%, 10/25/2046 (a) (c)	3,000	2,935
Series 2013-K35, Class C, 4.07%, 12/25/2046 (a) (c)	5,000	4,913
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (c)	6,500	6,256
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (c)	4,350	4,139
Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (c)	6,000	5,710
Series 2015-K44, Class C, 3.85%, 1/25/2048 (a) (c)	2,000	1,894
Series 2015-K42, Class C, 3.98%, 1/25/2048 (a) (c)	1,000	953
Series 2015-K43, Class C, 3.86%, 2/25/2048 (a) (c)	6,000	5,672
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (c)	1,246	1,190
Series 2015-K45, Class C, 3.73%, 4/25/2048 (a) (c)	9,700	9,182
Series 2016-K54, Class B, 4.19%, 4/25/2048 (a) (c)	1,500	1,421
Series 2015-K49, Class B, 3.85%, 10/25/2048 (a) (c)	11,350	10,754
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	8,000	7,594
Series 2015-K50, Class C, 3.91%, 10/25/2048 (a) (c)	2,000	1,868
Series 2016-K722, Class C, 4.06%, 7/25/2049 (a) (c)	4,000	3,955
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a) (c)	5,600	5,344
Series 2018-K730, Class C, 3.92%, 2/25/2050 (a) (c)	1,620	1,528
Series 2019-K734, Class B, 4.19%, 2/25/2051 (a) (c)	3,400	3,224
Series 2020-K737, Class B, 3.42%, 1/25/2053 (a) (c)	1,540	1,405
GS Mortgage Securities Trust Series 2013-GC12, Class B, 3.78%, 6/10/2046 ‡ (c)	2,625	2,580
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	3,225	2,965
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 ‡ (c)	9,000	7,920
Series 2015-C31, Class C, 4.78%, 8/15/2048 ‡ (c)	2,750	2,503
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,745
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, 4.43%, 12/15/2037 (a) (c)	1,457	1,399
Series 2021-KDIP, Class B, 4.68%, 12/15/2037 ‡ (a) (c)	2,250	2,138
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 4.68%, 4/15/2038 (a) (c)	3,500	3,377
Series 2021-MHC, Class D, 5.48%, 4/15/2038 ‡ (a) (c)	2,500	2,356
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A3, 3.77%, 11/15/2046	889	872
Series 2014-C17, Class C, 4.64%, 8/15/2047 ‡ (c)	5,339	4,984
Series 2014-C18, Class B, 4.58%, 10/15/2047 ‡ (c)	5,250	4,950
Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (c)	4,140	3,564
Morgan Stanley Capital I Series 2017-HR2, Class A2, 3.35%, 12/15/2050	250	249
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	3,884	3,449
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (a)	6,000	5,435
OPG Trust Series 2021-PORT, Class B, 4.59%, 10/15/2036 ‡ (a) (c)	4,297	4,028

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Velocity Commercial Capital Loan Trust
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (c)	3,727	3,029
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (c)	10,541	8,735
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 5.02%, 2/15/2040 (a) (c)	10,497	9,796
Series 2015-C28, Class B, 4.22%, 5/15/2048 ‡ (c)	3,000	2,765
Series 2015-C29, Class C, 4.36%, 6/15/2048 ‡ (c)	1,250	1,137
Series 2016-C37, Class A3, 3.70%, 12/15/2049	643	627
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,479	1,322
WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	7,211
Total Commercial Mortgage-Backed Securities (Cost $282,146)		255,037
Mortgage-Backed Securities — 3.0%
FHLMC
Pool # 611141, ARM, 2.33%, 1/1/2027 (c)	7	7
Pool # 846774, ARM, 3.12%, 12/1/2027 (c)	3	3
Pool # 1B2844, ARM, 2.23%, 3/1/2035 (c)	37	36
Pool # 1L1380, ARM, 3.53%, 3/1/2035 (c)	766	790
Pool # 1L1379, ARM, 3.72%, 10/1/2035 (c)	439	433
Pool # 1G1861, ARM, 2.54%, 3/1/2036 (c)	240	240
Pool # 1J1380, ARM, 3.50%, 3/1/2036 (c)	152	152
Pool # 1J1313, ARM, 3.50%, 6/1/2036 (c)	44	44
Pool # 1G1028, ARM, 3.93%, 7/1/2036 (c)	18	18
Pool # 1N0273, ARM, 3.85%, 8/1/2036 (c)	45	46
Pool # 1K0035, ARM, 4.35%, 8/1/2036 (c)	55	54
Pool # 1J1393, ARM, 3.82%, 10/1/2036 (c)	343	345
Pool # 1J1378, ARM, 1.89%, 11/1/2036 (c)	109	108
Pool # 1J1418, ARM, 1.94%, 12/1/2036 (c)	68	66
Pool # 1N0346, ARM, 3.44%, 12/1/2036 (c)	99	98
Pool # 1J1467, ARM, 3.74%, 12/1/2036 (c)	96	97
Pool # 1J1541, ARM, 2.05%, 1/1/2037 (c)	330	326
Pool # 1J1516, ARM, 2.07%, 2/1/2037 (c)	68	67
Pool # 1J1635, ARM, 2.06%, 3/1/2037 (c)	142	140
Pool # 1J1522, ARM, 2.66%, 3/1/2037 (c)	72	72
Pool # 1N1458, ARM, 3.94%, 3/1/2037 (c)	124	126
Pool # 1Q0339, ARM, 2.77%, 4/1/2037 (c)	12	12
Pool # 1Q0697, ARM, 3.49%, 5/1/2037 (c)	473	479
Pool # 1J1681, ARM, 3.73%, 6/1/2037 (c)	496	501
Pool # 1J1685, ARM, 3.73%, 6/1/2037 (c)	149	147
Pool # 847871, ARM, 3.46%, 8/1/2037 (c)	105	104
Pool # 1J2834, ARM, 4.15%, 8/1/2037 (c)	80	81
Pool # 1Q0476, ARM, 3.99%, 10/1/2037 (c)	102	101
Pool # 1J2945, ARM, 4.00%, 11/1/2037 (c)	50	49
Pool # 1Q0894, ARM, 3.13%, 1/1/2038 (c)	197	193
Pool # 1Q0722, ARM, 2.61%, 4/1/2038 (c)	199	199
FHLMC Gold Pools, 15 Year
Pool # G13274, 5.50%, 10/1/2023	25	25
Pool # G13301, 5.50%, 10/1/2023	149	149

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # J10284, 6.00%, 12/1/2023	5	5
Pool # G13433, 5.50%, 1/1/2024	14	14
Pool # J14783, 4.00%, 3/1/2026	38	38
Pool # G14643, 4.00%, 8/1/2026	49	49
Pool # G14973, 4.00%, 12/1/2028	64	63
Pool # J31731, 3.00%, 5/1/2030	360	348
FHLMC Gold Pools, 20 Year
Pool # G30262, 6.00%, 10/1/2024	12	12
Pool # G30325, 5.50%, 3/1/2027	478	484
Pool # C91261, 4.50%, 8/1/2029	100	101
Pool # C91349, 4.50%, 12/1/2030	97	98
Pool # G30565, 4.50%, 10/1/2031	212	216
Pool # G30701, 5.00%, 11/1/2031	78	80
Pool # C91388, 3.50%, 2/1/2032	2,184	2,141
Pool # C91447, 3.50%, 5/1/2032	164	160
Pool # C91449, 4.00%, 5/1/2032	777	771
Pool # C91581, 3.00%, 11/1/2032	846	805
Pool # G30669, 4.50%, 12/1/2033	1,153	1,169
Pool # C91761, 4.00%, 5/1/2034	821	798
Pool # K92617, 3.00%, 4/1/2035	4,014	3,813
Pool # C91862, 3.50%, 1/1/2036	2,890	2,786
Pool # C91880, 3.50%, 6/1/2036	1,566	1,510
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	73	75
Pool # G01665, 5.50%, 3/1/2034	1,567	1,641
Pool # G05046, 5.00%, 11/1/2036	86	89
Pool # G03073, 5.50%, 7/1/2037	713	749
Pool # G04772, 7.00%, 8/1/2038	88	93
Pool # G05091, 4.50%, 9/1/2038	659	660
Pool # G05798, 5.50%, 1/1/2040	170	179
Pool # G06061, 4.00%, 10/1/2040	3,662	3,573
Pool # Q06999, 4.00%, 3/1/2042	1,912	1,867
Pool # Q35618, 4.00%, 8/1/2045	2,385	2,332
Pool # G60701, 4.50%, 3/1/2046	2,236	2,244
Pool # G08729, 4.50%, 9/1/2046	449	447
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	2,574	2,466
Pool # U79013, 2.50%, 4/1/2028	548	520
Pool # U79014, 2.50%, 5/1/2028	638	606
Pool # T40143, 2.50%, 7/1/2028	543	520
Pool # U79019, 3.00%, 7/1/2028	116	110
Pool # U79026, 2.50%, 9/1/2028	131	124
Pool # U49013, 3.00%, 9/1/2028	1,053	999
Pool # G20027, 10.00%, 10/1/2030	13	13
Pool # G20028, 7.50%, 12/1/2036	1,619	1,669
Pool # RE6019, 3.00%, 12/1/2049	592	520
Pool # RE6030, 3.50%, 2/1/2050	462	420
Pool # RE6028, 3.00%, 4/1/2050	352	308

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RE6048, 2.50%, 5/1/2050	1,424	1,200
Pool # RE6041, 3.00%, 5/1/2050	5,443	4,768
FHLMC UMBS, 15 Year
Pool # SB0722, 3.00%, 4/1/2033	6,505	6,230
Pool # ZS8076, 4.00%, 7/1/2033	1,871	1,859
Pool # ZS8124, 4.00%, 8/1/2033	2,924	2,874
Pool # SB0389, 3.50%, 12/1/2033	9,471	9,198
Pool # SB0754, 2.00%, 3/1/2036	1,145	1,034
FHLMC UMBS, 20 Year Pool # ZT1674, 5.00%, 2/1/2035	4,111	4,173
FHLMC UMBS, 30 Year
Pool # ZM4070, 4.00%, 9/1/2047	3,114	3,003
Pool # ZM4714, 3.50%, 11/1/2047	1,961	1,831
FNMA
Pool # 325081, ARM, 4.72%, 10/1/2025 (c)	2	2
Pool # 409902, ARM, 2.49%, 6/1/2027 (c)	5	5
Pool # 52597, ARM, 2.87%, 7/1/2027 (c)	1	1
Pool # 725902, ARM, 3.90%, 9/1/2034 (c)	45	44
Pool # 810896, ARM, 4.11%, 1/1/2035 (c)	21	21
Pool # 865095, ARM, 4.35%, 10/1/2035 (c)	365	360
Pool # AD0295, ARM, 3.33%, 3/1/2036 (c)	237	232
Pool # 894571, ARM, 3.63%, 3/1/2036 (c)	579	591
Pool # 877009, ARM, 4.24%, 3/1/2036 (c)	270	274
Pool # 895687, ARM, 4.97%, 5/1/2036 (c)	41	42
Pool # 882099, ARM, 3.03%, 7/1/2036 (c)	68	67
Pool # 884722, ARM, 3.71%, 8/1/2036 (c)	63	63
Pool # 745858, ARM, 3.73%, 8/1/2036 (c)	33	33
Pool # 886558, ARM, 4.02%, 8/1/2036 (c)	146	147
Pool # 887714, ARM, 4.16%, 8/1/2036 (c)	69	68
Pool # 882241, ARM, 3.90%, 10/1/2036 (c)	112	110
Pool # 905593, ARM, 2.95%, 12/1/2036 (c)	24	24
Pool # 870920, ARM, 2.99%, 12/1/2036 (c)	17	17
Pool # AD0296, ARM, 3.86%, 12/1/2036 (c)	375	367
Pool # 905196, ARM, 4.29%, 12/1/2036 (c)	16	16
Pool # 888143, ARM, 1.82%, 1/1/2037 (c)	41	40
Pool # 920954, ARM, 3.74%, 1/1/2037 (c)	354	360
Pool # 913984, ARM, 3.71%, 2/1/2037 (c)	233	236
Pool # 910178, ARM, 2.36%, 3/1/2037 (c)	411	402
Pool # 888750, ARM, 2.55%, 4/1/2037 (c)	44	44
Pool # 936588, ARM, 3.89%, 4/1/2037 (c)	59	60
Pool # 944105, ARM, 3.53%, 7/1/2037 (c)	4	4
Pool # 948208, ARM, 3.57%, 7/1/2037 (c)	381	386
Pool # 950385, ARM, 3.16%, 8/1/2037 (c)	5	5
Pool # 950382, ARM, 3.38%, 8/1/2037 (c)	673	674
Pool # AD0081, ARM, 2.71%, 11/1/2037 (c)	128	126
Pool # 952182, ARM, 3.95%, 11/1/2037 (c)	120	120
Pool # 995108, ARM, 4.03%, 11/1/2037 (c)	351	355
Pool # 966911, ARM, 3.13%, 12/1/2037 (c)	38	37
FNMA UMBS, 10 Year Pool # MA2233, 2.50%, 4/1/2025	35	34

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 15 Year
Pool # 889094, 6.50%, 1/1/2023	—	—
Pool # 995286, 6.50%, 3/1/2023	—	—
Pool # AL0229, 5.50%, 9/1/2023	1	1
Pool # AA1035, 6.00%, 12/1/2023	13	12
Pool # AD0471, 5.50%, 1/1/2024	—	—
Pool # 995381, 6.00%, 1/1/2024	9	9
Pool # AE0081, 6.00%, 7/1/2024	44	44
Pool # 931730, 5.00%, 8/1/2024	37	38
Pool # AD0365, 5.50%, 9/1/2024	2	2
Pool # AD0662, 5.50%, 1/1/2025	107	106
Pool # AL2193, 5.50%, 7/1/2025	152	152
Pool # AJ5336, 3.00%, 11/1/2026	48	47
Pool # AK0971, 3.00%, 2/1/2027	50	48
Pool # AO0800, 3.00%, 4/1/2027	66	64
Pool # AP7842, 3.00%, 9/1/2027	52	51
Pool # AL3439, 4.00%, 9/1/2027	236	236
Pool # AL4307, 4.00%, 10/1/2028	472	467
Pool # AL6105, 4.00%, 12/1/2029	40	41
Pool # FM3524, 3.00%, 4/1/2032	8,552	8,249
Pool # FM4436, 4.00%, 6/1/2034	2,220	2,182
Pool # CA4258, 2.50%, 10/1/2034	5,605	5,216
FNMA UMBS, 20 Year
Pool # 745763, 6.50%, 3/1/2025	7	7
Pool # 256714, 5.50%, 5/1/2027	118	120
Pool # MA0214, 5.00%, 10/1/2029	654	664
Pool # AD5474, 5.00%, 5/1/2030	213	216
Pool # MA0534, 4.00%, 10/1/2030	94	93
Pool # AL4165, 4.50%, 1/1/2031	544	551
Pool # MA0804, 4.00%, 7/1/2031	100	99
Pool # MA0792, 4.50%, 7/1/2031	889	901
Pool # MA3894, 4.00%, 9/1/2031	133	132
Pool # 890653, 4.50%, 1/1/2032	465	471
Pool # AL5958, 4.00%, 3/1/2032	1,061	1,052
Pool # MA1037, 3.00%, 4/1/2032	915	870
Pool # AL1722, 4.50%, 4/1/2032	76	77
Pool # AB5811, 3.00%, 8/1/2032	1,327	1,261
Pool # AL7474, 3.50%, 10/1/2032	830	813
Pool # MA1270, 2.50%, 11/1/2032	560	515
Pool # AL3190, 4.00%, 12/1/2032	379	376
Pool # MA1802, 3.00%, 1/1/2034	685	650
Pool # AL8051, 4.00%, 5/1/2034	3,294	3,239
Pool # AL5373, 4.50%, 5/1/2034	390	389
Pool # MA2587, 3.50%, 4/1/2036	1,997	1,923
Pool # FM2477, 3.00%, 5/1/2036	3,041	2,890
Pool # AS7789, 3.00%, 8/1/2036	3,572	3,390
Pool # BM1370, 3.00%, 4/1/2037	1,716	1,625
Pool # BJ2544, 3.00%, 12/1/2037	1,250	1,160

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM2922, 3.00%, 2/1/2038	2,147	2,038
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	1	1
Pool # 555889, 8.00%, 12/1/2030	7	7
Pool # 254548, 5.50%, 12/1/2032	821	853
Pool # 555458, 5.50%, 5/1/2033	1,584	1,651
Pool # AB0054, 4.50%, 12/1/2034	2,053	2,047
Pool # 735503, 6.00%, 4/1/2035	1,131	1,176
Pool # 745275, 5.00%, 2/1/2036	1,906	1,962
Pool # 889118, 5.50%, 4/1/2036	2,168	2,265
Pool # 889209, 5.00%, 5/1/2036	113	116
Pool # 745948, 6.50%, 10/1/2036	157	166
Pool # 889494, 5.50%, 1/1/2037	150	158
Pool # AD0249, 5.50%, 4/1/2037	1,536	1,603
Pool # 995024, 5.50%, 8/1/2037	230	241
Pool # 950302, 7.00%, 8/1/2037	382	409
Pool # 888890, 6.50%, 10/1/2037	483	509
Pool # 929005, 6.00%, 1/1/2038	274	287
Pool # 890268, 6.50%, 10/1/2038	845	890
Pool # 995149, 6.50%, 10/1/2038	507	534
Pool # AL7521, 5.00%, 6/1/2039	292	300
Pool # AC3237, 5.00%, 10/1/2039	130	133
Pool # AB2025, 5.00%, 1/1/2040	835	861
Pool # AD6431, 4.50%, 6/1/2040	150	150
Pool # AT6153, 4.00%, 2/1/2042	6,788	6,616
Pool # AK6740, 4.00%, 3/1/2042	1,548	1,516
Pool # AL2171, 4.00%, 6/1/2042	1,981	1,943
Pool # AO9370, 3.50%, 7/1/2042	2,960	2,792
Pool # AO7185, 4.00%, 9/1/2042	747	727
Pool # AB9260, 3.50%, 5/1/2043	2,217	2,087
Pool # AS1334, 4.50%, 12/1/2043	2,364	2,370
Pool # BM3560, 4.00%, 11/1/2044	1,119	1,093
Pool # FM3582, 4.00%, 11/1/2044	1,540	1,510
Pool # AL7622, 4.00%, 5/1/2045	2,602	2,542
Pool # AL7590, 3.50%, 10/1/2045	685	643
Pool # BM5450, 5.00%, 2/1/2049	3,706	3,750
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	42	42
FNMA, Other
Pool # AB7351, 2.50%, 12/1/2027	536	505
Pool # AQ8837, 2.50%, 12/1/2027	349	334
Pool # AQ9357, 2.50%, 1/1/2028	178	170
Pool # AQ9760, 2.50%, 2/1/2028	946	891
Pool # MA1360, 2.50%, 2/1/2028	1,150	1,090
Pool # MA1557, 3.00%, 8/1/2028	186	176
Pool # BK4847, 2.50%, 4/1/2033	367	339
Pool # BM6595, 4.00%, 6/1/2037	2,055	1,966
Pool # BF0194, 4.50%, 7/1/2040	2,701	2,639
Pool # MA0896, 4.00%, 11/1/2041	353	329

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1188, 3.00%, 9/1/2042	1,826	1,634
Pool # MA1349, 3.00%, 2/1/2043	1,721	1,539
Pool # MA1371, 3.00%, 3/1/2043	571	511
Pool # MA1433, 3.00%, 5/1/2043	753	674
Pool # MA1510, 4.00%, 7/1/2043	861	830
Pool # AL6167, 3.50%, 1/1/2044	1,274	1,199
Pool # BM3994, 3.50%, 1/1/2044	1,639	1,542
Pool # AL6854, 3.00%, 2/1/2044	2,347	2,114
Pool # AL7826, 3.50%, 1/1/2046	1,925	1,829
Pool # MA2621, 3.50%, 5/1/2046	382	348
Pool # MA2744, 3.50%, 9/1/2046	915	834
Pool # BH8493, 3.00%, 11/1/2047	1,445	1,269
Pool # MA3197, 3.00%, 11/1/2047	636	567
Pool # BM5053, 3.00%, 4/1/2048	521	458
Pool # BM6073, 3.00%, 7/1/2049	1,150	1,011
Pool # MA3876, 3.00%, 12/1/2049	2,249	1,975
Pool # MA3913, 3.00%, 1/1/2050	1,090	957
Pool # CA5133, 3.00%, 2/1/2050	543	475
Pool # MA3971, 3.00%, 3/1/2050	3,430	3,005
Pool # CA5979, 3.00%, 5/1/2050	528	463
Pool # MA4029, 3.00%, 5/1/2050	494	433
Pool # MA4057, 2.50%, 6/1/2050	834	703
Pool # CA6065, 3.00%, 6/1/2050	406	356
Pool # MA4058, 3.00%, 6/1/2050	350	306
Pool # CA6385, 3.00%, 7/1/2050	520	455
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	3	3
Pool # 783929, 4.00%, 5/15/2026	44	43
GNMA I, 30 Year
Pool # 403964, 9.00%, 9/15/2024	1	1
Pool # 780831, 9.50%, 12/15/2024	—	—
Pool # 780115, 8.50%, 4/15/2025	1	1
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 687926, 6.50%, 9/15/2038	1,189	1,268
Pool # 785282, 4.25%, 10/15/2040	9,367	9,093
Pool # AE7700, 3.50%, 8/15/2043	521	495
GNMA II
Pool # 8746, ARM, 1.75%, 11/20/2025 (c)	10	10
Pool # 8790, ARM, 2.63%, 1/20/2026 (c)	4	4
Pool # 80053, ARM, 2.63%, 3/20/2027 (c)	—	—
Pool # 80152, ARM, 2.63%, 1/20/2028 (c)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	45	44
Pool # 5208, 3.00%, 10/20/2026	692	670
Pool # 5277, 3.50%, 1/20/2027	145	143
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1	1

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1989, 8.50%, 4/20/2025	2	2
Pool # 2285, 8.00%, 9/20/2026	4	4
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 4224, 7.00%, 8/20/2038	489	523
Pool # 4245, 6.00%, 9/20/2038	716	759
Pool # 4247, 7.00%, 9/20/2038	1,066	1,136
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	801	738
Total Mortgage-Backed Securities (Cost $239,339)		219,835
	SHARES (000)
Short-Term Investments — 7.7%
Investment Companies — 3.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (f) (g) (Cost $253,717)	253,717	253,717
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 4.2%
U.S. Treasury Bills
3.94%, 1/19/2023 (h)	34,375	34,192
3.40%, 3/2/2023 (h) (i)	13,721	13,573
1.49%, 3/23/2023 (h)	148,015	146,070
4.41%, 4/20/2023 (h)	35,000	34,407
4.24%, 10/5/2023 (h)	77,170	74,209
Total U.S. Treasury Obligations (Cost $304,034)		302,451
Total Short-Term Investments (Cost $557,751)		556,168
Total Investments — 101.3% (Cost $7,723,255)		7,324,274
Liabilities in Excess of Other Assets — (1.3)%		(95,186)
NET ASSETS — 100.0%		7,229,088

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2022.
(h)	The rate shown is the effective yield as of November 30, 2022.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	10,528	03/31/2023	USD	2,164,080	6,663
Short Contracts
U.S. Treasury 10 Year Note	(904)	03/22/2023	USD	(102,872)	(793)
U.S. Treasury 10 Year Ultra Note	(791)	03/22/2023	USD	(95,081)	(966)
U.S. Treasury Ultra Bond	(98)	03/22/2023	USD	(13,447)	(313)
U.S. Treasury 5 Year Note	(4,460)	03/31/2023	USD	(485,234)	(3,911)
					(5,983)
					680

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,729,801	$210,712	$1,940,513
Collateralized Mortgage Obligations	—	687,601	12,251	699,852
Commercial Mortgage-Backed Securities	—	187,545	67,492	255,037
Corporate Bonds	—	2,381,727	—	2,381,727
Mortgage-Backed Securities	—	219,835	—	219,835
U.S. Treasury Obligations	—	1,271,142	—	1,271,142
Short-Term Investments
Investment Companies	253,717	—	—	253,717
U.S. Treasury Obligations	—	302,451	—	302,451
Total Short-Term Investments	253,717	302,451	—	556,168
Total Investments in Securities	$253,717	$6,780,102	$290,455	$7,324,274
Appreciation in Other Financial Instruments
Futures Contracts	$6,663	$—	$—	$6,663
Depreciation in Other Financial Instruments
Futures Contracts	(5,983)	—	—	(5,983)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$680	$—	$—	$680
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$217,395	$—(b)	$(15,858)	$(38)	$14,416	$(45,429)	$42,473	$(631)	$(1,616)	$210,712
Collateralized Mortgage Obligations	2,932	(16)	(483)	—(b)	—	(2,784)	2,731	—	9,871	12,251
Commercial Mortgage-Backed Securities	81,685	(247)	(5,357)	(67)	—	(3,507)	3,240	—	(8,255)	67,492
Total	$302,012	$(263)	$(21,698)	$(105)	$14,416	$(51,720)	$48,444	$(631)	$—	$290,455

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities, Commercial Mortgage-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(21,958).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$182,826	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (5.64%)
			Constant Default Rate	0.00% - 7.80% (0.01%)
			Yield (Discount Rate of Cash Flows)	5.63% - 9.26% (6.94%)

Asset-Backed Securities	182,826
	12,251	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 50.00% (16.02%)
			Yield (Discount Rate of Cash Flows)	6.82% - 9.69% (8.00%)

Collateralized Mortgage Obligation	12,251
	67,492	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.53% - 11.15% (8.17%)

Commercial Mortgage- Backed Securities	67,492
Total	$262,569

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $27,886. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (a) (b)	$154,305	$3,135,199	$3,035,787	$—	$—	$253,717	253,717	$3,505	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.